Business combination - Purchase price at the date of acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of the purchase price at the date of acquisition
Goodwill	$ 22,607		$ 20,382	$ 20,717
Shanxian Daojia
Allocation of the purchase price at the date of acquisition
Property and equipment, net		$ 17
Accrued liabilities and other payables		(798)
Goodwill		$ 781